Jun. 12, 2015
Principal Variable Contracts Funds, Inc.

Supplement dated June 12, 2015
to the Statutory Prospectus dated May 1, 2015

(Not all Accounts are offered in all variable annuity and variable life contracts)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Bond and Mortgage Securities Account
BOND & MORTGAGE SECURITIES ACCOUNT The 80% test relating the name of the Bond & Mortgage Securities Account to the Account’s principal investments, as required by Rule 35d-1 under the Investment Company Act of 1940, has been changed below to correspond to the Account’s new name, the Core Plus Bond Account. These changes will take effect on or about August 31, 2015.
The following information replaces the Account’s Objective:
The Account seeks to provide current income
and, as a secondary objective, capital appreciation.
The following information replaces the first paragraph of the Account’s Principal Investment Strategies:
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other debt securities at the time of each purchase. The bonds and other debt securities in which the Account invests include intermediate maturity fixed-income securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's”); securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities or mortgage-backed securities; corporate bonds; and securities issued or guaranteed by foreign governments payable in U.S. dollars. The Account also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2014 was 5.55 years.

Money Market Account
MONEY MARKET ACCOUNT
On June 9, 2015, the Board of Directors of the Money Market Account (the “Board”) approved a plan of liquidation and termination for the Money Market Account (the “Account”). The Account’s investors of record currently are insurance company separate accounts that offer variable life and variable annuity contracts. On or about April 8, 2016 (the “Liquidation Date”), the Account will redeem all remaining investors’ shares at net asset value, and the Account will terminate.

Prior to the Liquidation Date, the Account will begin liquidating securities and the Account may invest all or part of the proceeds from the liquidation of portfolio securities in cash equivalent instruments or hold the proceeds in cash. During this time, the Account may not achieve its investment goal.

Upon the Liquidation Date, shares of the Account will no longer be available, and the Account will distribute proceeds from the redemption to investors of record holding shares of the Account on the Liquidation Date. Prior to this, the Account expects that insurance companies who are investors of record will provide more information to the variable life policy owners and variable annuity contract owners about the liquidation and investment options for reallocating their investment assets.

SmallCap Blend Account
SMALLCAP BLEND ACCOUNT Effective on or about May 1, 2016, the SmallCap Blend Account will change its name to the SmallCap Account.